Property and equipment, net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment, net
12.
Property and equipment, net

Details of property and equipment and changes in the Group’s property and equipment balances are presented below:

	Leasehold Improvements	Machinery and equipment	Furniture and fixture	Computers and peripherals	Total
At December 31, 2022	1,431	151	408	1,919	3,909
Acquisitions	87	8	93	284	472
Adjustment of hyperinflation	—	—	1	143	144
Disposals/write-downs	(264)	(120)	(134)	(357)	(875)
Depreciation	(301)	(21)	(67)	(665)	(1,054)
Exchange differences	152	11	(13)	(49)	101
At December 31, 2023	1,105	29	288	1,275	2,697
Cost	2,560	43	606	3,192	6,401
Accumulated depreciation	(1,455)	(14)	(318)	(1,917)	(3,704)
Net book amount	1,105	29	288	1,275	2,697
Acquisitions	98	—	31	1,940	2,069
Acquisitions of subsidiaries	—	—	14	30	44
Adjustment of hyperinflation	—	—	—	32	32
Disposals/write-downs	(35)	—	(22)	(79)	(136)
Depreciation	(397)	(4)	(55)	(646)	(1,102)
Exchange differences	(182)	(6)	(51)	(366)	(605)
At December 31, 2024	589	19	205	2,186	2,999
Cost	2,039	34	505	4,295	6,873
Accumulated depreciation	(1,450)	(15)	(300)	(2,109)	(3,874)
Net book amount	589	19	205	2,186	2,999

There were no events or changes in circumstances that indicate that the carrying amount of property and equipment may not be recoverable; therefore, no impairment charges were recorded for the years 2024 and 2023.